Employee benefits - Employee benefits expenses (Details) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee benefits
Payroll, profit sharing and related charges	BRL 677,455	BRL 668,932	BRL 654,984
FGTS and other rescission indemnifications	44,176	41,449	38,428
INSS	24,057	24,181	17,078
Others	42,825	43,956	32,703
Total employee benefits expense	BRL 788,513	BRL 778,518	BRL 743,193